Share Capital Additional(Details Narrative) (Endorsement Agreement, USD $)	9 Months Ended
Apr. 30, 2013
Endorsement Agreement
Common stock issued for endorsement agreements, shares	3,500,000
Additional Common stock issued for endorsement agreements, shares	1,800,000
Marketing Expense	$ 188,000